Acquisitions and Divestitures - 2014 Dispositions Disposal (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2014
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Disposal
Proceeds from sale of interest		$ 71,781
Deemed contribution from sale of assets		$ 20,653
Gas gathering agreement | Centennial Resource Production, LLC (Centennial OpCo) | Atlantic Midstream | Disposal by sale, not discontinued operations
Disposal
Ownership (as a percent)	98.50%
Proceeds from sale of interest	$ 71,800
Deemed contribution from sale of assets	$ 20,000